Financial instruments and financial risk factors - Summary of classification and measurement basis of financial instruments (Detail) - Li Cycle Holdings Corp [member] - USD ($)	Oct. 31, 2021	Oct. 31, 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Liabilities Carrying Value	$ 231,427,138	$ 10,718,667
Derivative financial liabilities, undiscounted cash flows	197,661,151	12,028,401
Accounts payable and accrued liabilities
Disclosure of maturity analysis for derivative financial liabilities [line items]
Liabilities Carrying Value	18,701,116	4,364,370
Derivative financial liabilities, undiscounted cash flows	18,701,116	4,364,372
Restricted share units
Disclosure of maturity analysis for derivative financial liabilities [line items]
Liabilities Carrying Value		171,849
Derivative financial liabilities, undiscounted cash flows		171,849
Lease liabilities
Disclosure of maturity analysis for derivative financial liabilities [line items]
Liabilities Carrying Value	29,364,869	3,613,170
Derivative financial liabilities, undiscounted cash flows	35,934,570	4,529,662
Loan payable
Disclosure of maturity analysis for derivative financial liabilities [line items]
Liabilities Carrying Value	39,748	2,247,878
Derivative financial liabilities, undiscounted cash flows	41,338	2,628,652
Restoration provisions
Disclosure of maturity analysis for derivative financial liabilities [line items]
Liabilities Carrying Value	334,233	321,400
Derivative financial liabilities, undiscounted cash flows	302,049	333,866
Convertible debt
Disclosure of maturity analysis for derivative financial liabilities [line items]
Liabilities Carrying Value	100,877,838
Derivative financial liabilities, undiscounted cash flows	142,682,078
Warrants [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Liabilities Carrying Value	82,109,334
Year 1
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, undiscounted cash flows	23,225,275	7,125,055
Year 1 | Accounts payable and accrued liabilities
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, undiscounted cash flows	18,701,116	4,364,372
Year 1 | Restricted share units
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, undiscounted cash flows		171,849
Year 1 | Lease liabilities
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, undiscounted cash flows	4,517,775	805,946
Year 1 | Loan payable
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, undiscounted cash flows	6,384	1,782,888
Year 2
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, undiscounted cash flows	4,725,601	1,607,872
Year 2 | Lease liabilities
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, undiscounted cash flows	4,634,401	680,943
Year 2 | Loan payable
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, undiscounted cash flows	6,618	845,763
Year 2 | Restoration provisions
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, undiscounted cash flows	84,582	81,166
Year 3
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, undiscounted cash flows	3,792,844	568,434
Year 3 | Lease liabilities
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, undiscounted cash flows	3,785,984	568,434
Year 3 | Loan payable
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, undiscounted cash flows	6,860
Year 4
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, undiscounted cash flows	3,381,807	584,269
Year 4 | Lease liabilities
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, undiscounted cash flows	3,374,696	584,269
Year 4 | Loan payable
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, undiscounted cash flows	7,111
Year 5
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, undiscounted cash flows	146,056,099	532,460
Year 5 | Lease liabilities
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, undiscounted cash flows	3,311,808	479,833
Year 5 | Loan payable
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, undiscounted cash flows	7,371
Year 5 | Restoration provisions
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, undiscounted cash flows	54,842	52,627
Year 5 | Convertible debt
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, undiscounted cash flows	142,682,078
Thereafter
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, undiscounted cash flows	16,479,525	1,610,311
Thereafter | Lease liabilities
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, undiscounted cash flows	16,309,906	1,410,237
Thereafter | Loan payable
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, undiscounted cash flows	6,994
Thereafter | Restoration provisions
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, undiscounted cash flows	$ 162,625	$ 200,074